COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
Minimum future payments at December 31, 2015 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements
	US Dollars in thousands

First year	1,007	755
Second year	258	467
Third year	109	165
Fourth year	36	112
Fifth year and thereafter	108	101

	1,518	1,600